Insurance Contracts - Summary of Changes In Components Of Insurance And Reinsurance Liability (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Future service related changes:
Effect of new contracts	₩ 73,839	₩ 33,487
Current period service related changes:
Effect of changes in exchange rate	3,806,908	532,030
Total reinsurance finance income and expenses	(437,001)	(572,476)	₩ 5,891,208
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	46,402,697	42,428,227
Future service related changes:
Changes in estimations adjusting contractual service margin	15
Losses on onerous contracts and reversals	100,444	247,385
Effect of new contracts	73,839	33,487
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(1,279,258)	(1,271,662)
Changes in risk adjustment due to release of risk	(187,399)	(186,989)
Experience adjustment	(114,992)	(76,853)
Changes in fulfilment cash flows relating to incurred claims	(190,945)	(47,990)
Insurance/Reinsurance service result	(1,598,296)	(1,302,622)
Insurance/Reinsurance finance income and expenses	6,167,040	4,992,957
Cashflow for the period:
Premiums received	13,777,045	12,118,916
Insurance acquisition cash flows	(2,815,098)	(2,243,231)
Incurred claims and expenses	(7,017,862)	(6,796,305)
Amounts recovered from reinsurer		(2,795,316)
Other cashflow	(3,000,166)
Total cashflow	943,919	284,064
Other	134	71
Ending	51,915,494	46,402,697	42,428,227
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	413,111	343,217
Future service related changes:
Changes in estimations adjusting contractual service margin	0	0
Losses on onerous contracts and reversals	22,383	51,196
Effect of new contracts	13	242
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	291	4,978
Changes in risk adjustment due to release of risk	(6,850)	(5,353)
Experience adjustment	(20,155)	(31,173)
Changes in fulfilment cash flows relating to incurred claims	(16,956)	4,517
Insurance/Reinsurance service result	(21,274)	24,407
Insurance/Reinsurance finance income and expenses	33,799	47,265
Effect of changes in exchange rate	(94)	3
Effect of changes in credit default risk of reinsurer	150	299
Total reinsurance finance income and expenses	33,855	47,567
Cashflow for the period:
Reinsurance Premiums Paid	666,604	498,995
Amounts recovered from reinsurer	(634,257)	(501,075)
Other cashflow	0	0
Total cashflow	32,347	(2,080)
Other	0	0
Ending	458,039	413,111	343,217
Estimates of present value of future cash flows | Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	30,870,548	27,291,670
Future service related changes:
Changes in estimations adjusting contractual service margin	1,506,457	1,412,517
Losses on onerous contracts and reversals	87,130	219,891
Effect of new contracts	(2,682,862)	(2,690,035)
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0
Changes in risk adjustment due to release of risk	0
Experience adjustment	(114,992)	(76,853)
Changes in fulfilment cash flows relating to incurred claims	(161,134)	(15,528)
Insurance/Reinsurance service result	(1,365,401)	(1,150,008)
Insurance/Reinsurance finance income and expenses	5,534,419	4,444,751
Cashflow for the period:
Premiums received	13,777,045	12,118,916
Insurance acquisition cash flows	(2,815,098)	(2,243,231)
Incurred claims and expenses	(7,017,862)	(6,796,305)
Amounts recovered from reinsurer		(2,795,316)
Other cashflow	(3,000,166)
Total cashflow	943,919	284,064
Other	134	71
Ending	35,983,619	30,870,548	27,291,670
Estimates of present value of future cash flows | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	335,494	369,776
Future service related changes:
Changes in estimations adjusting contractual service margin	(8,865)	(113,886)
Losses on onerous contracts and reversals	16,720	39,189
Effect of new contracts	10,913	24,733
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0	0
Changes in risk adjustment due to release of risk	0	0
Experience adjustment	(20,155)	(31,173)
Changes in fulfilment cash flows relating to incurred claims	(14,073)	7,598
Insurance/Reinsurance service result	(15,460)	(73,539)
Insurance/Reinsurance finance income and expenses	24,832	41,043
Effect of changes in exchange rate	(48)	(5)
Effect of changes in credit default risk of reinsurer	150	299
Total reinsurance finance income and expenses	24,934	41,337
Cashflow for the period:
Reinsurance Premiums Paid	666,604	498,995
Amounts recovered from reinsurer	(634,257)	(501,075)
Other cashflow	0	0
Total cashflow	32,347	(2,080)
Other	0	0
Ending	377,315	335,494	369,776
Risk adjustment for non-financial risk | Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	1,673,727	1,475,440
Future service related changes:
Changes in estimations adjusting contractual service margin	31,292	22,145
Losses on onerous contracts and reversals	13,314	27,494
Effect of new contracts	323,077	251,886
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0
Changes in risk adjustment due to release of risk	(187,399)	(186,989)
Experience adjustment	0
Changes in fulfilment cash flows relating to incurred claims	(29,811)	(32,462)
Insurance/Reinsurance service result	150,473	82,074
Insurance/Reinsurance finance income and expenses	143,697	116,213
Cashflow for the period:
Premiums received	0
Insurance acquisition cash flows	0
Incurred claims and expenses	0
Other cashflow	0
Total cashflow	0
Other	0
Ending	1,967,897	1,673,727	1,475,440
Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	73,397	69,907
Future service related changes:
Changes in estimations adjusting contractual service margin	(15,731)	(19,901)
Losses on onerous contracts and reversals	5,663	12,007
Effect of new contracts	14,625	10,910
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0	0
Changes in risk adjustment due to release of risk	(6,850)	(5,353)
Experience adjustment	0	0
Changes in fulfilment cash flows relating to incurred claims	(2,883)	(3,081)
Insurance/Reinsurance service result	(5,176)	(5,418)
Insurance/Reinsurance finance income and expenses	8,152	8,908
Effect of changes in exchange rate	9	0
Effect of changes in credit default risk of reinsurer	0	0
Total reinsurance finance income and expenses	8,161	8,908
Cashflow for the period:
Reinsurance Premiums Paid	0	0
Amounts recovered from reinsurer	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	76,382	73,397	69,907
Contractual service margin | Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	13,858,422	13,661,117
Future service related changes:
Changes in estimations adjusting contractual service margin	(1,537,734)	(1,434,662)
Losses on onerous contracts and reversals	0
Effect of new contracts	2,433,624	2,471,636
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(1,279,258)	(1,271,662)
Changes in risk adjustment due to release of risk	0
Experience adjustment	0
Changes in fulfilment cash flows relating to incurred claims	0
Insurance/Reinsurance service result	(383,368)	(234,688)
Insurance/Reinsurance finance income and expenses	488,924	431,993
Cashflow for the period:
Premiums received	0
Insurance acquisition cash flows	0
Incurred claims and expenses	0
Other cashflow	0
Total cashflow	0
Other	0
Ending	13,963,978	13,858,422	13,661,117
Contractual service margin | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	4,220	(96,466)
Future service related changes:
Changes in estimations adjusting contractual service margin	24,596	133,787
Losses on onerous contracts and reversals	0	0
Effect of new contracts	(25,525)	(35,401)
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	291	4,978
Changes in risk adjustment due to release of risk	0	0
Experience adjustment	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Insurance/Reinsurance service result	(638)	103,364
Insurance/Reinsurance finance income and expenses	815	(2,686)
Effect of changes in exchange rate	(55)	8
Effect of changes in credit default risk of reinsurer	0	0
Total reinsurance finance income and expenses	760	(2,678)
Cashflow for the period:
Reinsurance Premiums Paid	0	0
Amounts recovered from reinsurer	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	₩ 4,342	₩ 4,220	₩ (96,466)